Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY
22.	EQUITY

Issued share capital

On April 13, 2023, Bitdeer completed the Business Combination described in Note 5(a), upon which the Group’s equity structure changed to that of BTG and the authorized share capital is US$50,000 divided into: (i) 499,600,000,000 Class A ordinary shares with a par value of US$0.0000001 each, (ii) 200,000,000 Class V ordinary shares with a par value of US$0.0000001 each, (iii) 200,000,000 undesignated shares with a par value of US$0.0000001 each. Upon completion of the Business Combination, all issued and outstanding 4,384,796,703 Class A ordinary shares, 453,892,313 Series A preferred shares, 870,232,230 Series B preferred shares and 1,314,267,705 Series B+ preferred shares of Bitdeer were cancelled in exchange for newly issued 60,281,185 Class A ordinary shares of BTG at an exchange ratio of approximately 0.00858. All issued and outstanding 5,631,795,619 Class B ordinary shares and 7,141,236 Series A preferred shares were cancelled in exchange for newly issued 48,399,922 Class V ordinary shares of BTG at an exchange ratio of approximately 0.00858. All issued and outstanding 2,607,498 ordinary shares of BSGA were cancelled in exchange for newly issued 2,607,498 Class A ordinary shares of BTG.

In August 2023, the Group entered into a purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Pursuant to the purchase agreement, the Group has the right to sell to B. Riley Principal Capital II, up to US$150,000,000 of its Class A ordinary shares with a par value US$0.0000001 per share. The purchase agreement has the maturity date of up to 36-month anniversary from the commencement date or on the date which B. Riley Principal Capital II shall have purchased Class A ordinary shares of an aggregate gross purchase price of US$150,000,000 or other termination conditions stated in the purchase agreement. During the years ended December 31, 2025, 2024 and 2023, the Group newly issued 1,421,163, 6,922,648 and 1,166,533 Class A ordinary shares with net proceeds, after transaction costs, of approximately US$24.4 million, US$51.6 million and US$9.5 million, respectively.

In March 2024, the Group entered into an At Market Issuance Sales Agreement (the “2024 At Market Issuance Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co., Needham & Company, LLC, Roth Capital Partners, LLC, StockBlock Securities LLC and Rosenblatt Securities Inc. (the “Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. During the years ended December 31, 2025 and 2024, the Group newly issued 13,158,453 and 23,313,347 Class A ordinary shares with net proceeds, after transaction costs, of approximately US$226.4 million and US$335.1 million, respectively.

In April 2024, the Group issued 417,130 Class A ordinary shares to Renol Invest AS and Bryhni.com AS in connection with the Norway Acquisition, as described in Note 5(b). The fair value of the Class A ordinary shares was determined based on the number of shares transferred and the closing price on the acquisition date, amounting to US$2.4 million.

In May 2024, the Group issued 18,587,360 Class A ordinary shares in connection with the private placement with Tether. The residual net transaction amount of US$87.4 million was recognized as an equity component. In May 2025, the Group issued 5,186,627 Class A ordinary shares in connection with the exercise of Tether Warrant for a total consideration of US$50.0 million. See Note 17.

In July and November 2024 and upon maturity in July 2025, the holder of the promissory note converted US$8.0 million and the remaining principal amount of US$15.0 million into 1,086,070 and 2,036,383 Class A ordinary shares, respectively, at a conversion price of US$7.3660 per share. See Note 16.

In September and December 2024, the Group issued 18,786,600 and 383,400 Class A ordinary shares, respectively. Of these, 12,514,600 and 255,400 shares, respectively, were included as part of the purchase consideration to the shareholders of FreeChain in connection with the FreeChain Acquisition, with a fair value of US$74.9 million, as described in Note 5(c).

In January 2025, the Group entered into an At Market Issuance Sales Agreement (the “2025 At Market Issuance Sales Agreement”) with Barclays Capital Inc., Cantor Fitzgerald & Co., A.G.P./Alliance Global Partners, The Benchmark Company, LLC, B. Riley Securities, Inc., BTIG, LLC, Keefe, Bruyette & Woods, Inc., Needham & Company, LLC, Northland Securities, Inc., Rosenblatt Securities Inc., Roth Capital Partners, LLC, and StockBlock Securities LLC (the “2025 Sales Agents”). Pursuant to the sales agreement, the Group has the right to sell to the 2025 Sales Agents from time to time of its Class A ordinary shares with a par value US$0.0000001 per share. During the year ended December 31, 2025, the Group newly issued 4,415,116 Class A ordinary shares with net proceeds, after transaction costs, of approximately US$100.4 million.

In March 2025, 4,000,000 Class V ordinary shares were converted into an equal number of Class A ordinary shares. This transfer did not change the total number of shares issued and outstanding.

During the years ended December 31, 2025 and 2024, the Group issued 11,047,587 and 9,160,220 Class A ordinary shares, respectively, in connection with the settlement of the August 2024 convertible senior notes through conversion, exchange, and redemption. The notes were fully settled in September 2025. See Note 16.

In November 2025, the Group issued 10,661,140 of the Group’s Class A ordinary shares to settle the repurchase of a certain principal amount of the November 2024 convertible senior notes. Also see Note 16.

As of December 31, 2025, 2024 and 2023, the Group issued 10,279,108, 8,088,970 and 5,554,302 shares, respectively, which were reserved for future issuance upon the exercise of awards granted under the share incentive plans. As of December 31, 2025, 2024 and 2023, 7,258,176, 6,130,708 and 5,436,385 of these shares, respectively, were considered not outstanding.

Each share of Class A ordinary shares is granted 1 vote and each share of Class V ordinary shares is granted 10 votes. All classes of ordinary shares are entitled to dividend and rank pari passu except for voting rights.

Treasury equity

In June and October 2023, the board of directors of the Group approved the adoption of two share repurchase programs which authorized to repurchase Class A ordinary shares of the Group up to US$1.0 million worth during the period from June 16, 2023 to December 15, 2023 (as amended) and up to US$2.0 million worth during the period from October 18, 2023 to April 17, 2024, respectively. During the year ended December 31, 2023, the Group purchased 606,756 Class A ordinary shares for approximately US$2.6 million under the share repurchase programs. These shares were cancelled during the year ended December 31, 2024.

In September 2024, the board of directors of the Group approved the adoption of a share repurchase program (the “2024 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$10.0 million worth during the period from September 9, 2024 to September 8, 2025. During the years ended December 31, 2025 and 2024, the Group purchased 790,000 and 145,762 Class A ordinary share for consideration of approximately US$9.1 million and US$0.9 million, respectively, under 2024 Share Repurchase Program. These shares were cancelled during the year ended December 31, 2025.

In February and May 2025, the board of directors of the Group approved the adoption of two share purchase programs (the “2025 Share Repurchase Program”) which authorized to repurchase Class A ordinary share of the Group up to US$20.0 million worth during the period from February 28, 2025 to February 28, 2026 and up to US$40.0 million worth during the period from May 30, 2025 to May 29, 2026. During the year ended December 31, 2025, the Group repurchased 4,964,711 Class A ordinary shares for consideration of approximately US$56.0 million and cancelled 1,600,000 treasury shares purchased under 2025 Share Repurchase Program.

In connection with the issuance of the November 2024 convertible senior notes and June 2025 convertible senior notes, the Group entered into zero-strike call option transactions (the “Zero-Strike Call Options”) with Barclays Bank PLC (“Barclays”) to purchase options to call for Class A ordinary shares of the Group. In November 2024 and June 2025, the Group paid approximately US$160.0 million and US$129.6 million, respectively, for options over 14,298,480 and 10,205,300 Class A ordinary shares. The Zero-Strike Call Options expire on the 41st non-disrupted day following December 1, 2029 and July 1, 2031, respectively, or earlier if Barclays requests early settlement. The settlement method is physical settlement, and the Group will receive a fixed number of Class A ordinary shares determined at the commencement date of each transaction upon expiration or early settlement, provided the options are exercised. The economic substance of the Zero-Strike Call Options is similar to a traditional forward repurchase contract. As the options permit physical settlement, they are classified as a reduction of equity and included in treasury equity without subsequent remeasurement. If the options are not exercised, the initial premium paid, which is recorded as a reduction of equity, will remain in equity.

The following table illustrates the movements in shares and share capital for the years ended December 31, 2025, 2024 and 2023. For retrospective presentation, the number of the Group’s ordinary shares and preferred shares on the consolidated statements of changes in equity have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2023, shares issued and outstanding	60,281,184	6	48,399,922	5
Issuance of shares through Business Combination	2,607,498	*	-	-
Issuance of shares for exercise of share awards	117,917	*	-	-
Acquisition of treasury shares	(606,756)	*	-	-
Issuance of shares for cash	1,166,533	*	-	-
At December 31, 2023, shares issued and outstanding	63,566,376	6	48,399,922	5
Issuance of shares for exercise of share awards	1,840,345	*	-	-
Issuance of shares for cash	48,823,355	5	-	-
Issuance of shares in connection with the business combinations	19,587,130	2	-	-
Acquisition of treasury shares	(145,762)	*	-	-
Issuance of shares in connection with conversion of convertible notes	10,246,290	1	-	-
At December 31, 2024, shares issued and outstanding	143,917,734	14	48,399,922	5
Issuance of shares for exercise of share awards	1,062,670	*	-	-
Acquisition of treasury shares	(5,754,711)	(1)	-	-
Issuance of shares for cash	18,994,732	2	-	-
Issuance of shares for exercise of warrant	5,186,627	1	-	-
Issuance of shares in connection with settlement of convertible notes	23,745,110	2	-	-
Conversion of Class V to Class A ordinary shares	4,000,000	*	(4,000,000)	*
At December 31, 2025, shares issued and outstanding	191,152,162	19	44,399,922	4

*	Amount below US$1

Retained earnings / (Accumulated deficit)

The Group’s retained earnings / (accumulated deficit) include the result of the Group’s operations for the years ended December 31, 2025, 2024, and 2023.

Reserves

The Group’s reserves mainly include the following:

(i)	Share premium, which effectively represents the share subscription amount paid over the par value of the shares. The application of the share premium account is governed by Section 34 of the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands as amended, supplemented or otherwise modified from time to time.

(ii)	All foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)	The value of the conversion option of the equity component embedded in the convertible debt.

(iv)	The accumulated share-based payment expenses.

(v)	The amount of derivative liabilities reclassified due to de-recognition of the associated instruments.

(vi)	The amount of treasury shares cancelled.

Capital management

The Group’s primary objective in terms of managing capital is to:

●	safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, mainly by pricing products and services commensurately with the level of risk.

●	To support the Group’s stability and growth.

●	To provide capital for the purpose of strengthening the Group’s risk management capability.

For the years ended December 31, 2025, 2024 and 2023, the Group’s business and financial condition are highly correlated with the market price of cryptocurrencies, the Group’s revenue is substantially generated from cryptocurrency-related operations. The Group has adopted various measures to minimize the risk associated with the fluctuation in the market price of cryptocurrencies. In response to the market dynamics, the Group applied a flexible internal strategy for either converting of cryptocurrencies it obtains through its principal business into fiat currency to support its operations as needs, or holding the cryptocurrencies to capture potential higher appreciation in value in the future.

The Group actively and regularly reviews and manages its capital structure to ensure optimal balance between capital structure and shareholder returns, taking into account the future capital requirements of the Group and capital efficiency, prevailing and projected profitability, projected cash flows, projected capital expenditures and projected strategic investment opportunities. In order to maintain or adjust the capital structure, the Group may issue new shares, raise new debts, repurchase shares or convert debt into equity.

The Group is subject to certain externally imposed capital requirements under its loan agreements, with which it has complied as at December 31, 2025.